Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of intangible assets

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
GROSS VALUES
AS OF JANUARY 1, 2023	120	24	6,529	6,673
AS OF DECEMBER 31, 2023	120	24	6,529	6,673
Acquisition	—	3	—	3
AS OF DECEMBER 31, 2024	120	27	6,529	6,677
AS OF DECEMBER 31, 2025	120	27	6,529	6,677

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2023	(45)	(21)	—	(66)
Increase	—	(3)	—	(3)
AS OF DECEMBER 31, 2023	(45)	(24)	—	(70)
Increase	—	(1)	—	(1)
AS OF DECEMBER 31, 2024	(45)	(25)	—	(70)
Increase	—	(1)	—	(1)
AS OF DECEMBER 31, 2025	(45)	(26)	—	(71)

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
NET BOOK VALUES
AS OF JANUARY 1, 2023	75	3	6,529	6,607
AS OF DECEMBER 31, 2023	75	0	6,529	6,604
AS OF DECEMBER 31, 2024	75	3	6,529	6,606
AS OF DECEMBER 31, 2025	75	2	6,529	6,605